AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2010.

SECURITIES ACT FILE NO. 333-_________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. ☐

TRANSAMERICA FUNDS
(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Area Code and Telephone Number)	(727) 299-1800

Dennis P. Gallagher, Esq.
570 Carillon Parkway St. Petersburg, Florida 33716
(Name and Address of Agent for Service)

With Copies To:
Roger P. Joseph, Esq.
Lea Anne Copenhefer, Esq.
Bingham McCutchen LLP
One Federal Street,
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

 It is proposed that this filing become effective December 16, 2010 pursuant to Rule 488.

Title of Securities Being Registered:
Class I shares

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

TS&W International Equity Portfolio

A Message from the Fund’s President

December [   ], 2010

Dear Shareholder:

          I am writing to ask for your vote on an important matter that affects your investment in TS&W International Equity Portfolio, a series portfolio of The Advisors’ Inner Circle Fund (the “Trust”). While you are, of course, welcome to join us at the TS&W International Equity Portfolio shareholders’ meeting, you may also cast your vote by filling out, signing and returning the enclosed proxy card.

          You are being asked to vote on the following matter(s):

1.

Approval of a proposed reorganization of TS&W International Equity Portfolio into Transamerica TS&W International Equity, a newly created series of Transamerica Funds (the “New Fund”). If the reorganization is approved by shareholders, your TS&W International Equity Portfolio shares will be exchanged for Class I shares of the New Fund with an equal aggregate net asset value, and you will not be subject to U.S. federal income tax on that exchange.

2.	Transaction of such other business as may properly come before the meeting or any adjournments thereof.

          The New Fund was created to acquire the assets of TS&W International Equity Portfolio, and will carry on the business of TS&W International Equity Portfolio and inherit its performance and financial history. The Board expects that the proposed reorganization, if approved by shareholders, will take effect during the first calendar quarter of 2011.

          The Trust’s Board of Trustees has unanimously approved the proposed reorganization. In determining to recommend approval of the reorganization, the Board of Trustees of TS&W International Equity Portfolio considered the following factors, among others:

•	Thompson, Siegel & Walmsley LLC (“TS&W”), the investment adviser of TS&W International Equity Portfolio, will serve as the sub-adviser to the New Fund;

•

The same portfolio manager, using substantially the same principal investment strategies and portfolio management techniques used with respect to the TS&W International Equity Portfolio, will be responsible for the day-to-day investment management of the New Fund;

•

The New Fund will have the same investment objective and substantially similar principal investment strategies as TS&W International Equity Portfolio, and the fundamental investment restrictions of the New Fund and TS&W International Equity Portfolio will be substantially similar;

•

Although the New Fund’s investment advisory fee will be higher, the pro forma overall net and gross expenses of the Class I shares of the New Fund, which TS&W International Equity Portfolio shareholders will receive in exchange for their shares in TS&W International Equity Portfolio, are lower than both the gross and net expenses of the current TS&W International Equity Portfolio;

•

Transamerica Asset Management, Inc. (“TAM”), the New Fund’s investment adviser, has contractually agreed to cap expenses of the Class I shares of the New Fund at or below the current levels of TS&W International Equity Portfolio through February 28, 2013;

•

TS&W International Equity Portfolio could benefit from the potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the reorganization and the fund’s inclusion in the larger Transamerica family of funds; and

•

The exchange of TS&W International Equity Portfolio shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder.

          THE BOARD OF TRUSTEES HAS CONCLUDED THAT: (1) THE REORGANIZATION IS IN THE BEST INTERESTS OF TS&W INTERNATIONAL EQUITY PORTFOLIO AND ITS SHAREHOLDERS, AND (2) THE INTERESTS OF THE EXISTING SHAREHOLDERS OF TS&W INTERNATIONAL EQUITY PORTFOLIO WILL NOT BE DILUTED AS A RESULT OF THE REORGANIZATION. THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

          Included in this booklet is information about the upcoming shareholders’ meeting, including:

•	A Notice of a Special Meeting of Shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on the New Fund, the specific proposal being considered at the shareholder meeting, and why the proposal is being made.

•	A Proxy, a business reply envelope permitting you to vote by mail, and simple instructions on how to vote by phone or via the Internet.

          Whether or not you plan to attend the shareholders’ meeting, your vote is needed. Please review the enclosed materials thoroughly and, once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card or authorize your proxy by telephone or internet as instructed. You may receive more than one proxy card. If so, please vote each one.

          Your prompt return of the enclosed proxy card will save the necessity and expense of further solicitations.

          Your vote is important to us. If you have questions about any proposal, please contact TS&W at (866) 487-9386.

Sincerely,

/s/ Philip T. Masterson

Philip T. Masterson
President
The Advisors’ Inner Circle Fund

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
OF TS&W INTERNATIONAL EQUITY PORTFOLIO,
A SERIES OF THE ADVISORS’ INNER CIRCLE FUND

          This is the formal agenda for your Fund’s special shareholders’ meeting. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of TS&W International Equity Portfolio, a series of The Advisors’ Inner Circle Fund (the “Trust”), will be held at the offices of SEI, 1 Freedom Valley Drive, Oaks, PA 19456 on February 16, 2011 at 10:00 a.m. Eastern Time, to consider the following:

Proposal 1: To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all of the assets and liabilities of TS&W International Equity Portfolio, in exchange for Class I shares of Transamerica TS&W International Equity to be distributed to the shareholders of TS&W International Equity Portfolio, and (ii) the subsequent liquidation and dissolution of TS&W International Equity Portfolio.

Proposal 2: To transact such other business as may properly come before the meeting or any adjournments thereof.

          The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

          The close of business on November 23, 2010 has been set as the record date for determining the shareholders of TS&W International Equity Portfolio entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

          In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees

/s/ Joseph M. Gallo

Joseph M. Gallo
Secretary, The Advisors’ Inner Circle Fund

          [Date of Notice]

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED OR AUTHORIZE YOUR PROXY BY TELEPHONE OR ON THE INTERNET, AS INSTRUCTED, SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

QUESTIONS & ANSWERS
THE ADVISORS’ INNER CIRCLE FUND
TS&W International Equity Portfolio

          While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal affecting TS&W International Equity Portfolio, a series portfolio of The Advisors’ Inner Circle Fund (the “Trust”), which will require your vote.

Q.	What is happening?

A.

Thompson, Siegel & Walmsley LLC (“TS&W” or “Current Fund Adviser”), the investment adviser of TS&W International Equity Portfolio, has recommended and the Board of Trustees has approved a proposal to reorganize TS&W International Equity Portfolio into Transamerica TS&W International Equity (the “New Fund”), a newly created series of Transamerica Funds (the “Reorganization”). The New Fund is a “shell” fund that was created to acquire the assets of TS&W International Equity Portfolio. The New Fund will be advised by Transamerica Asset Management, Inc. (“TAM”) and sub-advised by TS&W.

Q.	What issue am I being asked to vote on?

A.	You are being asked to vote on the proposed Reorganization.

Q.	Why has this proposal been made for the TS&W International Equity Portfolio?

A.

The TS&W International Equity Portfolio has limited distribution opportunities as currently structured. TAM has identified large-cap international as a product gap in its current retail fund line-up. TAM also believes that TS&W offers strong portfolio management capabilities and TAM will be able to utilize the strong performance record of the TS&W International Equity Portfolio in selling the New Fund. Shareholders are anticipated to benefit from cost savings and scale advantages as the New Fund increases in size.

Q.	Will the investment objective or principal investment strategies change as a result of the Reorganization?

A.	The New Fund will have the same investment objective and substantially similar principal investment strategies as TS&W International Equity Portfolio.

Q.	Will I have to pay federal income tax as a result of the Reorganization?

A.

The exchange of TS&W International Equity Portfolio shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder.

Q.	Will the Reorganization change sales charges (loads)?

A.

No sales load or contingent deferred sales charge will be charged as a result of the Reorganization. Shareholders of TS&W International Equity Portfolio will receive Class I shares of the New Fund. Class I shares are not subject to any sales loads. Shareholders of TS&W International Equity Portfolio are not subject to any sales charges.

Q.	Will the Reorganization change gross total annual fund operating expenses?

A.

Based upon a comparison of the operating expenses of TS&W International Equity Portfolio as of April 30, 2010 and the pro forma expenses for Class I shares of the New Fund for the twelve-month period ended April 30, 2010, it is expected that the gross total annual fund operating expenses for the New Fund will be lower than the gross total annual fund operating expenses for the TS&W International Equity Portfolio, before taking into account any contractual fee waivers or expense reimbursement arrangements.

Q.	Will the Reorganization result in higher advisory fees?

A.

Currently, TS&W International Equity Portfolio pays an advisory fee of 0.65%of its net assets. Prior to June 1, 2010, TS&W International Equity Portfolio paid an advisory fee of 1.00% of its net assets. It is expected that the New Fund will pay an advisory fee of: 0.80% up to $250 million of average daily net assets; 0.75% of the next $250 million of average daily assets; 0.725% of the next $500 million of average daily net assets; and 0.70% of average daily net assets in excess of $1 billion.

Q.	Will the Reorganization change net total annual fund operating expenses?

A.

Based upon a comparison of the operating expenses of TS&W International Equity Portfolio as of April 30, 2010 and the pro forma expenses for the New Fund for the twelve-month period ended April 30, 2010, it is expected that the net total annual fund operating expenses will be lower for the New Fund than the net total annual fund operating expenses for the TS&W International Equity Portfolio, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.

Q.	How will the Reorganization affect me?

A.

Assuming that shareholders approve the Reorganization, the assets and liabilities of TS&W International Equity Portfolio will become the assets and liabilities of the New Fund, and the issued and outstanding shares of the TS&W International Equity Portfolio will be converted into Class I shares of the New Fund that have an aggregate net asset value equal to the value of the TS&W International Equity Portfolio’s net assets immediately prior to the Reorganization. The value of each TS&W International Equity Portfolio shareholder’s account in the New Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with TS&W International Equity Portfolio immediately prior to the Reorganization.

Q.	Who will pay the expenses of the Reorganization?

A.

Pursuant to the Agreement and Plan of Reorganization (as described in the Prospectus/Proxy Statement), TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

Q.	Will I be charged a sales charge or Contingent Deferred Sales Charge (“CDSC”) or other transactional fee at the time of the Reorganization?

A.

No. The full value of your shares of TS&W International Equity Portfolio will be exchanged for shares of Class I shares of the New Fund without any sales load, CDSC, commission or other transactional fee being imposed.

Q.	When would the Reorganization take place?

A.

If approved, the Reorganization would occur on or about March 1, 2011. Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the New Fund owned.

Q.	How does the Board of Trustees of TS&W International Equity Portfolio recommend that I vote?

A.	The Board of Trustees has determined that the Reorganization offers potential benefits to shareholders of the Fund. These potential benefits include:

•	TS&W will serve as the sub-adviser to the New Fund;

•

The same portfolio manager, using substantially the same investment strategies and portfolio management techniques used with respect to TS&W International Equity Portfolio, will be responsible for the day-to-day investment management of the New Fund;

•

The New Fund will have the same investment objective and substantially similar principal investment strategies as TS&W International Equity Portfolio, and the fundamental investment restrictions of the New Fund and TS&W International Equity Portfolio will be substantially similar;

•

Although the New Fund’s investment advisory fees will be higher; the pro forma overall gross and net expenses of the Class I shares of the New Fund, which shareholders of TS&W International Equity Portfolio will receive in the Reorganization, are lower than both the gross and net expenses of the current TS&W International Equity Portfolio shares;

•

TAM has agreed to cap the total expenses of Class I shares at 1.15%. Class I shares of the New Fund will carry no Rule 12b-1 distribution and service fees. TAM has agreed to maintain this expense cap initially through February 28, 2013;

•

TS&W International Equity Portfolio could benefit from the potential long-term economies that may result from the consummation of the Reorganization and the fund’s inclusion in the larger Transamerica family of funds;

•

The exchange of TS&W International Equity Portfolio shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder;

•	The reputation, financial strength, resources and capabilities of TAM could benefit the New Fund;

•	The benefit of increased distribution capabilities available to the New Fund may result in asset growth over time and additional cost savings and scale advantages;

•	The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of TS&W International Equity Portfolio;

•	The current size ($72.3 million as of September 30, 2010) and limited prospects for future asset growth could impact the viability of the TS&W International Equity Portfolio; and

•	The TS&W International Equity Portfolio has not been able to attract sufficient assets so as to achieve desired economies of scale.

Q.	How can I vote, and how many votes am I entitled to?

A.

You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the TS&W International Equity Portfolio at the close of business on November 23, 2010. You are entitled to one vote for each share held in your name as of November 23, 2010.

If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person. Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1) Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)

Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)

Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	If I send in my proxy card now as requested, can I change my vote later?

A.

You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the special meeting and voting in person. Even if you plan to attend the special meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present to constitute a quorum for the special meeting to be held.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call TS&W at (866) 487-9386.

PROSPECTUS/PROXY STATEMENT

PROSPECTUS/PROXY STATEMENT

December [   ], 2010

Acquisition of the assets of:	By and in exchange for Class I shares of:

TS&W International Equity Portfolio	Transamerica TS&W International Equity
a series of	a series of
The Advisors’ Inner Circle Fund	Transamerica Funds
One Freedom Valley Drive	570 Carillon Parkway
Oaks, PA 19456	St. Petersburg, FL 33767
Phone: 866-487-9386	Phone: 727-299-1800

          This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of The Advisors’ Inner Circle Fund (the “Trust”), on behalf of TS&W International Equity Portfolio, to be used at the Special Meeting of Shareholders of TS&W International Equity Portfolio to be held on February 16, 2011 at 10:00 am Eastern Time for the purposes set forth in the accompanying Notice of a Special Meeting of Shareholders. Shareholders of record at the close of business on November 23, 2010 are entitled to receive notice of and to vote at the Meeting.

          This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders of record on or about [Date], 2010. It explains concisely what you should know before voting on the proposal or investing in Transamerica TS&W International Equity, a newly created series of Transamerica Funds (the “New Fund”), a series of a diversified, open-end, registered management investment company. Please read it carefully and keep it for future reference.

          It is proposed that TS&W International Equity Portfolio transfer all of its assets to the New Fund, in exchange for the New Fund’s Class I shares and the assumption by the New Fund of all liabilities of TS&W International Equity Portfolio, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). TS&W International Equity Portfolio and the New Fund are referred to collectively as the “Funds,” and each is referred to herein individually as a “Fund.”

          When the Reorganization occurs, shareholders of TS&W International Equity Portfolio will receive the number of full and fractional Class I shares of the New Fund equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of the TS&W International Equity Portfolio shares held by that shareholder immediately prior to the Reorganization. Thus, at the close of the Reorganization, the aggregate net asset value of your shares will be the same as the aggregate net asset value of your shares of TS&W International Equity Portfolio as of the Reorganization date.

          The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

          (i) the prospectuses of TS&W International Equity Portfolio, dated March 1, 2010, and the New Fund, dated [XX], as supplemented from time to time;

          (ii) the statements of additional information of TS&W International Equity Portfolio, dated March 1, 2010, and the New Fund, dated [XX], as supplemented from time to time;

          (iii) the statement of additional information relating to the proposed Reorganization, dated December [   ], 2010 (the “Reorganization SAI”);

          (iv) the financial statements, financial highlights and related report of the independent registered public accounting firm for TS&W International Equity Portfolio included in the Annual Report to Shareholders for the fiscal year ended October 31, 2009; and

          (v) the financial statements and financial highlights for TS&W International Equity Portfolio included in the Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2010.

          You may obtain free copies of TS&W International Equity Portfolio’s annual reports, semi-annual reports, prospectus, statement of additional information or the Reorganization SAI, request other information about Thompson, Siegel & Walmsley LLC, or other information by calling (866) 487-9386. Because the New Fund is newly-organized, its prospectus and statement of additional information are not yet effective.

          Like shares of TS&W International Equity Portfolio, shares of the New Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the New Fund.

          The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          TS&W International Equity Portfolio and the New Fund are open-end management investment companies. The New Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. The New Fund has the same investment objective and substantially similar investment strategies and restrictions as TS&W International Equity Portfolio.

          Transamerica Asset Management, Inc. (“TAM”) will be engaged as the investment adviser and will be responsible for the overall administration of the New Fund’s business affairs. Thompson, Siegel & Walmsley LLC (“TS&W) currently serves as TS&W International Equity Portfolio’s investment adviser pursuant to an investment advisory agreement and will serve as the New Fund’s investment sub-adviser. If shareholders approve the Reorganization, the New Fund will carry on the business of TS&W International Equity Portfolio and will inherit TS&W International Equity Portfolio’s performance and financial history following the Reorganization. This Prospectus/Proxy Statement includes a comparison of TS&W International Equity Portfolio and the New Fund.

          This document is designed to give you the information you need to vote on the proposal. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you do not understand, please contact TS&W International Equity Portfolio at (866) 487-9386.

          The New Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC. You may review and copy information about the Funds, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

At the Special Meeting, shareholders will be asked to consider and act upon the following proposals:

Proposal 1: To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all of the assets and liabilities of TS&W International Equity Portfolio, in exchange for Class I shares of Transamerica TS&W International Equity to be distributed to the shareholders of TS&W International Equity Portfolio, and (ii) the subsequent liquidation and dissolution of TS&W International Equity Portfolio.

Proposal 2: To transact such other business as may properly come before the meeting or any adjournments thereof.

Proposal 1 is described in greater detail below.

SYNOPSIS

          Here are some answers to questions you may have about the proposed Reorganization. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganization.

1.	What is being proposed?

          The Board of Trustees of the Trust, of which TS&W International Equity Portfolio is a series, is recommending that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached as Appendix 1), which we refer to as the “Reorganization” of TS&W International Equity Portfolio with and into the New Fund. If approved by shareholders, TS&W International Equity Portfolio will transfer all of its assets and liabilities to the New Fund in exchange for Class I shares of the New Fund (“Reorganization Shares”) with a value equal to the value of TS&W International Equity Portfolio’s assets net of liabilities, and for the assumption by the New Fund of all liabilities of TS&W International Equity Portfolio. As soon as possible after the transfer, TS&W International Equity Portfolio will distribute the Reorganization Shares to its shareholders, on a pro rata basis. As a condition of the Reorganization, TS&W International Equity Portfolio will receive an opinion of counsel that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended; and, generally, that no gain or loss will be recognized to TS&W International Equity Portfolio, its shareholders, or the New Fund with respect to the Reorganization.

2.	What will happen to my shares of TS&W International Equity Portfolio as a result of the Reorganization?

          Your shares of TS&W International Equity Portfolio will, in effect, be exchanged for Class I shares of the New Fund equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of the TS&W International Equity Portfolio shares you held immediately prior to the Reorganization. You will not be subject to U.S. federal income tax on the exchange.

3.	Why has the Board of Trustees of the Trust recommended that I approve the Reorganization?

In determining to recommend that shareholders approve the Reorganization, the Board considered, among others, the following factors:

•	That TS&W will serve as the sub-adviser to the New Fund;

•

The same portfolio manager, using substantially the same investment strategies and portfolio management techniques used with respect to the TS&W International Equity Portfolio, will be responsible for the day-to-day investment management of the New Fund;

•

The New Fund will have the same investment objective and substantially similar principal investment strategies as TS&W International Equity Portfolio, and the fundamental investment restrictions of the New Fund and TS&W International Equity Portfolio will be substantially similar;

•

Although the New Fund’s investment advisory fee will be higher, the pro forma overall gross and net expenses of the Class I shares of the New Fund, which shareholders of TS&W International Equity Portfolio will receive in the Reorganization, are lower than both the gross and net expenses of the current TS&W International Equity Portfolio shares;

•

TAM has agreed to cap the total expenses of Class I shares at 1.15%. Class I shares of the New Fund will carry no Rule 12b-1 distribution and service fees. TAM has contractually agreed to maintain this expense cap initially through February 28, 2013;

•

TS&W International Equity Portfolio could benefit from the potential long-term economies that may result from the consummation of the Reorganization and the fund’s inclusion in the larger Transamerica family of funds;

•

The exchange of TS&W International Equity Portfolio shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder;

•	The reputation, financial strength, resources and capabilities of TAM could benefit the New Fund;

•	The benefit of increased distribution capabilities available to the New Fund may result in asset growth over time and additional cost savings and scale advantages;

•	The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of TS&W International Equity Portfolio;

•	The current size ($72.3 million as of September 30, 2010) and limited prospects for future asset growth could impact the viability of the TS&W International Equity Portfolio; and

•	The TS&W International Equity Portfolio has not been able to attract sufficient assets so as to achieve desired economies of scale.

          The Board of Trustees of the Trust has concluded that: (1) the Reorganization is in the best interests of TS&W International Equity Portfolio and its shareholders, and (2) the interests of the existing shareholders of TS&W International Equity Portfolio will not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Agreement and Plan of Reorganization effecting the Reorganization.

4.	How do the investment objectives, strategies and restrictions of the Funds compare?

          The Funds have the same investment objective and substantially similar investment strategies and restrictions. Each Fund seeks maximum long-term total return. Each Fund seeks to achieve its investment objective by investing at least 80% of its net assets in equity securities of foreign companies representing at least three countries other than the United States. This investment policy may be changed by each Fund upon 60 days’ prior notice to shareholders.

5.	How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following the Reorganization?

          The following tables summarize: (1) the fees and expenses you may pay as an investor in the Funds; (2) the expenses that TS&W International Equity Portfolio incurred for the twelve-month period ended April 30, 2010; (3) the estimated expenses for the New Fund, which has not yet commenced operations, assuming consummation of the Reorganization, as of April 30, 2010; and (4) the pro forma estimated expense ratios of the New Fund assuming consummation of the Reorganization as of April 30, 2010.

Shareholder Fees
(fees paid directly from your investments)

	TS&W International Equity Portfolio	Transamerica TS&W International Equity Class I	Transamerica TS&W International Equity (Pro Forma) Class I1
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within sixty days of purchase)	1.00%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of offering price)

	TS&W International Equity Portfolio	Transamerica TS&W International Equity[2]	Transamerica TS&W International Equity (Pro Forma) Class I1
Management Fee	0.65%[3]	0.80%	0.80%
Distribution Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.58%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.23%	1.10%	1.10%
Less Waiver and Expense Reimbursement[4]	0.00%	0.00%	0.00%
Net Annual Fund Operating Expenses[5]	1.23%	1.10%	1.10%

          As shown above, based on the operating expenses of TS&W International Equity Portfolio as of April 30, 2010, and the pro forma expense ratios of the New Fund assuming consummation of the Reorganization as of April 30, 2010, shareholders of TS&W International Equity Portfolio are expected to experience lower total annual fund operating expenses in the New Fund than they had in TS&W International Equity Portfolio prior to the Reorganization, before and after taking into account any contractual fee waivers or expense reimbursement arrangements.

          The tables are provided to help you understand the expenses of investing in each Fund and your share of the operating expenses that each Fund incurs and that TAM expects the New Fund to incur in the first year following the Reorganization. The New Fund’s actual expenses after the Reorganization may be greater or less than those shown, except that TAM has agreed to limit the New Fund’s total expenses to 1.15% through February 28, 2013.

[1] Each shareholder of TS&W International Equity Portfolio will receive the number of full and fractional shares of Class I shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of TS&W International Equity Portfolio held by that shareholder immediately prior to the Reorganization.

[2] Because Class I of the New Fund is a new share class, no fee and expense information is available for the twelve-month period ended April 30, 2010.
[3] Management fee reduced to 0.65% from 1.00% in June 2010.

[4] Effective as of the closing date of the Reorganization, TAM contractually has agreed to limit the operating expenses of the New Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.15% for Class I shares through February 28, 2013. TAM will consider further reductions to these limits on an annual basis. TAM is entitled to reimbursement by the New Fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses.

[5] Annual fund operating expenses are based on each Fund’s expenses for the twelve-month period ended April 30, 2010.

Examples

          This example is intended to help you compare the costs of investing in the Funds. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	TS&W International Equity Portfolio	Transamerica TS&W International Equity Class I	Combined Transamerica TS&W International Equity (Pro Forma) Class I
Year 1	$125	$112	$112
Year 3	$390	$350	$350
Year 5	$676	$606	$606
Year 10	$1,489	$1,340	$1,340

6.	What are the federal income tax consequences of the proposed Reorganization?

          For federal income tax purposes, no gain or loss is expected to be recognized by shareholders or, generally, TS&W International Equity Portfolio as a result of the Reorganization. For more information, please see “Information about the Proposed Reorganization —Certain Federal Income Tax Consequences,” below.

7.	Will my dividends be affected by the Reorganization?

          The Reorganization will not result in a change in dividend policy. The Funds declare and distribute dividends from their net investment income and capital gains annually; however, the timing of the payments during the year may differ because the Funds have different fiscal year ends.

8.	Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

          Yes. This section will help you compare TS&W International Equity Portfolio’s procedures for purchasing, redeeming and exchanging shares of TS&W International Equity Portfolio with those of the New Fund.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

BUYING SHARES
All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BUYING SHARES
Class I shares of the Fund are currently primarily offered for investment by investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Purchase requests initiated through an automated service that exceed $50,000 per day are not permitted and must be submitted in writing.

By Check

•      Make your check payable and mail to Transamerica Fund Services, Inc.

•      If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica Fund(s) you wish to invest in. If you do not specify the fund(s) in which you wish to invest, and your referenced account is

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

By Mail
You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund’s name.

Regular Mail Address
The TS&W Portfolios
P.O. Box 219009
Kansas City, Missouri 64121-9009

Express Mail Address
DST Systems, Inc.
c/o The TS&W Portfolios
430 West 7th Street
Kansas City, MO 64105

By Wire
To open an account by wire, call 1-866- 4TSW-FUN (1-866-487-9386) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the appropriate Fund name(s) and your account number).

Wiring Instructions
UMB Bank, N.A.
ABA # 101000695
The TS&W Portfolios
DDA Acct. # 9871063178
Ref: fund name(s)/account number/account name

By Automatic Investment Plan (Via
Automated Clearing House or ACH)
You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. Purchases can be made monthly, quarterly, semi-annually, or annually in amounts of at least $100 to meet the minimum investment amount. To cancel or change a plan, write to the Fund at: TS&W Portfolios, P.O. Box 219009, Kansas City, Missouri 64121 (Express Mail Address: DST Systems, Inc., c/o TS&W Portfolios, 430 West 7th Street, Kansas City, Missouri 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

        invested in one fund, your check will be deposited into such fund.

•      Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•      Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier’s checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

By Automatic Investment Plan

•      With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•      You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•      If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Fund Codes
The Fund’s reference information, which is listed below, will be helpful to you when you contact the Fund to purchase or exchange shares, check daily net asset value per share (“NAV”) or obtain additional information.

Ticker Symbol: TSWIX
CUSIP: 00758M170
Fund Code: 1280

By the Internet

•      You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link.

By Payroll Deduction

•      You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this deduction.

By Wire Transfer

•      You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

       Bank of America, NA, Charlotte, NC, ABA# 0260-0959-3, Credit: Transamerica Funds Account# 3600622064.

       Provide shareholder name, Fund and account numbers.

•      Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

Minimum Investment

Class I shares of the Transamerica Funds are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, qualified retirement plans, certain endowment plans and foundations and Directors, Trustees and employees of the Transamerica Funds and its affiliates. The minimum investment for Class I shares is $1,000,000, but will be waived for shareholders of TS&W International Equity Portfolio who acquire their Class I shares of the New Fund through the Reorganization as well as for certain investors, including fee-based programs, qualified retirement plans, and financial intermediaries that submit trades on behalf of underlying investors.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege. To the extent authorized by law, Transamerica Funds and the Fund reserves the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

ACCOUNT POLICIES

Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Opening an Account

Fill out the New Account Application which is available on our website. Transamerica Funds requires all applications to include an investment representative or an approved broker-dealer of record. An approved broker-dealer is one that is providing services under a valid dealer sales agreement with the funds’ distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling Customer Service or by visiting our website at www.transamericafunds.com.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If Transamerica Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”) per share.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Upon receipt of your application in proper form (meaning that it is complete, contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

The Fund reserves the right to close your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within the timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program
Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Funds is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

	REDEEMING SHARES	SELLING SHARES

Payment of Redemption Proceeds

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The Fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete, contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).

Certain redemption requests will require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees may be required if your address of record or banking instructions have recently been changed, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

If you redeem shares that were purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

By Mail

You may contact the Fund directly by mail at: TS&W Portfolios, P.O. Box 219009, Kansas City, Missouri 64121 (Express Mail Address: DST Systems, Inc., c/o TS&W Portfolios, 430 West 7th Street, Kansas City, Missouri 64105). Send a letter to the Fund signed by all registered parties on the account specifying:

• The Fund’s name;
• The account number;
• The dollar amount or number of shares you wish to redeem;
• The account name(s); and
• The address to which redemption (sale) proceeds should be sent.

Shares may be sold (or “redeemed”) at any time. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. Shares will normally be redeemed for cash, although the Fund retains the right to redeem its shares in kind. Please see the SAI for more details.

In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and are not subject to the 15 day holding period. Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee by all shareholders. The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

To Request Your Redemption and Receive Payment By:

Direct Deposit – ACH
•      You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents or provide a signature guarantee to redeem shares.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-866-4TSW-FUN to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

By Systematic Withdrawal Plan (Via ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Direct Deposit – Wire
•      You may request an expedited wire redemption in writing or by phone. The electronic bank link option must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record
•      Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the Fund, account number and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address
•      This request must be in writing, regardless of amount, signed by all account owners, with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit ACH or Check)
•      You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer
•      You may redeem your shares through an authorized dealer. (They may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Your Request to Sell Your Shares and Receive Payment May Be Subject To:
•      The type of account you have and if there is more than one shareholder.
•      The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.
•      A written request or an original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances.
•      For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.
•      When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.
•      The Fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.
•      Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.
•      If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.
•      Please see additional information relating to signature guarantees later in this prospectus.

Small Accounts

The Fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment.

This provision does not apply:

• To retirement accounts and certain other accounts; or

Involuntary Redemptions

The Fund reserves the right, to the fullest extent permitted by law, to close your account if the account value falls below the Fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing or frequent small redemptions).

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

• When the value of your account falls because of market fluctuations and not your redemptions.

The Fund will provide you at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

EXCHANGING SHARES

At no charge, you may exchange shares of the Fund for shares of any other TS&W portfolio by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). If shares of the Fund have been held for less than 60 days, the Fund will deduct a redemption fee of 1.00% on exchanged shares.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

EXCHANGING SHARES In certain circumstances, shares of one class of the Fund may be exchanged directly for shares of another class of the Fund, as described in the Statement of Additional Information.

Calculating Your Share Price
You may buy, sell or exchange shares of the Fund on each day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) at a price equal to its net asset value (“NAV”_ next computed after it receives and accepts your order. The Fund calculates NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund must receive your order in good form (meaning that it is complete, contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early -such as on days in advance of certain generally observed holidays - the Fund will calculate NAV as of the earlier closing time. Shares will not be priced on days that the NYSE is closed for trading, including nationally observed

PRICING OF SHARES

How Share Price Is Determined
The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

When Share Price Is Determined
The NAV of the Fund (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares (therefore, the NAV of the Fund if it is holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Fund).

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

holidays.

NAV for one Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolios at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). Pursuant to policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Fund’s Fair Value Pricing Committee, members of which are appointed by the Board. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot purchase or redeem shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

For investments in separate accounts of insurance companies that invest in Class I shares of the Fund, orders for Class I shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.

How NAV Is Calculated
The NAV of the Fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the Fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity.

Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the Fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. This valuation method does not apply to ETFs, which are considered open-end funds. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the Fund’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

TRANSACTION POLICIES

Excessive Trading Policies and Procedures
The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares

FEATURES AND POLICIES

Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, the Fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares may disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. For example, the Fund may be forced to liquidate investments as a result of short term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

held by long-term shareholders than a fund investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities.

Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information about how the Fund uses fair value pricing, see “Calculating Your Share Price.”

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include:

• Shareholders are restricted from making more than six (6) “round trips” into or out of the Fund per calendar year. The Fund defines a “round trip” as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund. Shareholders are also restricted from making more than eight exchanges (from one TS&W Portfolio to another TS&W Portfolio) per calendar year. If a shareholder exceeds these amounts, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders.

Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading which include limitations on the number of transactions in Fund shares. If you intend to engage in such practices, we request that you do not purchase shares of the Fund. The Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the Fund reasonably believes to be in connection with market timing or excessive trading.

However, because the shares of the Fund may be sold to strategic asset allocation funds, other investors (including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts), and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents, the Fund’s policies and procedures to discourage market timing or excessive trading are enforced by those entities, as appropriate, rather than the Fund. Additional information about the asset allocation funds’ policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the Fund by an asset allocation fund in furtherance of the fund’s investment objective are not considered to be market timing or excessive trading.

Orders to purchase, redeem or exchange shares forwarded by accounts maintained on behalf of institutional investors or insurers (for example, separate accounts of insurance companies) with respect to their accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these investors/insurers (or their accounts) may apply to transactions by persons who, in turn, invest through these investors/insurers (or through their accounts).

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

• The Fund assesses a redemption fee of 1.00% on redemptions by shareholders of Fund shares held for less than 60 days (subject to certain exceptions as discussed in “Redemption Fees”).

• The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for its customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Fund has entered into information sharing agreements with certain financial intermediaries.

Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund’s, or in certain instances, a financial intermediary’s, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund’s, or in certain instances, a financial intermediary’s, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”),

Asset Allocation Funds
The asset allocation funds that invest in certain series of Transamerica Funds may own a significant portion of the shares of a Transamerica Funds fund. Transactions by a fund of funds may be disruptive to an underlying Transamerica Fund.

Customer Service
Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamericafunds.com. You may also send instructions by mail, by fax, or by using the In-Touch line (automated phone system).

Uncashed Checks Issued on Your Account
If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In cases where we are unable to reinvest check proceeds in the Fund that you held, for example, if the Fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in another Transamerica Fund, such as the Transamerica Money Market.

Minimum Dividend Check Amounts
To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

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any financial intermediary with whom the Fund have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

Buying or Selling Shares through a Financial Intermediary
In addition to being able to buy and sell Fund shares directly from the Fund through their transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers (“authorized institutions”). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution,

Telephone Transactions
Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees
Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per Fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two Fund accounts would normally be subject to a $30 annual custodial fee. The fee is waived if the total of the retirement plan and ESA account(s)’s value per Social Security Number is more than $50,000.

Professional Fees
Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee
An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. An original signature guarantee is required if any of the following is applicable:

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

In-Kind Transactions
Under certain conditions and at the Fund’s discretion, you may pay for shares of the Fund with securities instead of cash. In addition, the Fund may pay all or part of your redemption proceeds (in excess of $250,000) with securities instead of cash. It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Redemption Fees
In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than 60 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund’s.

•      You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.
•      You would like a check made payable to anyone other than the shareholder(s) of record.
•      You would like a check mailed to an address which has been changed within 10 days of the redemption request.
•      You would like a check mailed to an address other than the address of record.
•      You would like your redemption proceeds wired to a bank account other than a bank account of record.
•      You are adding or removing a shareholder from an account.
•      You are changing ownership of an account.
•      When establishing an electronic bank link, if the Transamerica Funds account holder’s name does not appear on the check.

The Fund reserves the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. An original signature guarantee may be refused if any of the following is applicable:
•      It does not appear valid or in good form.
•      The transaction amount exceeds the surety bond limit of the signature guarantee.
•      The guarantee stamp has been reported as stolen, missing or counterfeit.

E-mail Communications
As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

The Fund reserves the right to reduce the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

Telephone Transactions
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

RIGHTS RESERVED BY THE FUNDS

Purchases
At any time and without notice, the Fund may:
• Stop offering shares;
• Reject any purchase order; or
• Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and increasing expenses.) The Fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor’s historic trading pattern, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor’s account involved in each transaction. For more information about the Fund’s policies on excessive trading, please see “Excessive Trading Policies and Procedures.”

Statements and Reports
Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees.

Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees is disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error.

Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the Fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

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Redemptions
At any time and without notice, the Fund may change or eliminate any of the redemption methods described above, except redemption by mail. The Fund may suspend your right to redeem if:
• Trading on the NYSE is restricted or halted; or
• The U.S. Securities and Exchange Commission (“SEC”) allows the Fund to delay redemptions.

Exchanges
The Fund may:
• Modify or cancel the exchange program at any time on 60 days’ written notice to shareholders;
• Reject any request for an exchange; or
• Limit or cancel a shareholder’s exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

Dividends and Distributions
Normally, the Fund distributes its net investment income annually. The Fund distributes its net capital gains at least once a year. The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

Federal Taxes
The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Fund.

Taxes on Distributions
The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified

Distributions and Taxes

Taxes on Distributions in General
The fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the fund will not have to pay income tax on amounts it distributes to shareholders, shareholders will generally be taxed on amounts they receive, whether the distributions are paid in cash or are reinvested in additional shares. If the fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

The fund generally pays any dividends and other distributions annually. If necessary, the fund may make distributions at other times as well.

The following are guidelines for how certain distributions by the fund are generally taxed to non-corporate shareholders under current federal income tax law:

•      Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

dividend income, are generally taxable at ordinary income tax rates. Long term capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. The reduced rates applicable to qualified dividend income are scheduled to end for taxable years after December 31, 2010. The Fixed Income Portfolio does not expect to distribute qualified dividend income. Once a year, the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors. Call 1-866-4TSWFUN to find out when the Fund expect to make a distribution to shareholders.

The Fund may be subject to foreign withholding taxes. The Fund may elect to treat such taxes as dividends, which might enable you to offset some of your U.S. federal income tax liability.

Each sale or exchange of shares of the Fund may be a taxable event. For tax purposes, an exchange of shares of one TS&W Portfolio for another is the same as a sale.

A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer. More information about taxes is in the Statement of Additional Information (“SAI”).

15% for taxable years beginning on or before December 31, 2010 and at a maximum rate of 20% for taxable years beginning after December 31, 2010.
•      For taxable years beginning on or before December 31, 2010, distributions designated by the fund as “qualified dividend income” will also be taxed at a maximum rate of 15%. Qualified dividend income generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Note that a shareholder (and the fund) will have to satisfy certain holding period requirements in order to obtain the benefit of the lower tax rate applicable to qualified dividend income.
•      Other distributions generally will be taxed at the ordinary income tax rate applicable to the shareholder.

The tax rates in the first two bullets above do not apply to corporate shareholders.

The fund may be subject to foreign withholding taxes. The fund may be eligible to elect, and may elect, to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for a particular taxable year. If the fund so elects, shareholders would be required to include such taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and may be entitled to a tax deduction for such taxes or to a tax credit, subject to a holding period requirement and certain other limitations.

The fund will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of the fund shortly before it makes a

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and tax-deferred account investors should consult their tax advisers regarding their investments in a tax-deferred account.

Taxes on the Sale or Exchange of Shares
If you sell shares of the fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Any loss recognized on shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.

Withholding Taxes
The fund may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. The backup withholding rate is 28% in 2010 and is scheduled to increase to 31% in 2011.

Procedures for Purchasing, Redeeming and Exchanging Shares	TS&W International Equity Portfolio	New Fund

Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding
If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non- U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. persons under the federal tax laws may be subject to U.S. withholding taxes on certain distributions and are generally subject to U.S. tax certification requirements. Additionally, those shareholders will need to provide an appropriate tax form (generally, Form W-8BEN) and documentary evidence.

Other Tax Information
This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, the fund. More information is provided in the fund’s SAI. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the fund.

9.	How will I be notified of the outcome of the Reorganization?

          If shareholders approve the proposed Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of Class I shares of the New Fund you are receiving. If shareholders do not approve the proposed Reorganization, TS&W International Equity Portfolio’s semi-annual report for the period ending April 30, 2011 will indicate this result.

10.	How will the Reorganization affect my account?

          As a result of the Reorganization, the assets and liabilities of TS&W International Equity Portfolio will be transferred to the New Fund, an account will be set up in your name and you will receive Class I shares of the New Fund and TS&W International Equity Portfolio will dissolve. The value of the Class I shares of the New Fund you receive in the Reorganization will equal the value of the shares of TS&W International Equity Portfolio you own immediately prior to the Reorganization. The custodial responsibilities for all IRAs will be transferred from Union Bank, N.A. to the New Fund’s custodian, State Street Bank. [The current annual minimum fees associated with these custodial arrangements would not materially change as a result of the Reorganization.]

11.	Who will bear the expenses of the proposed Reorganization?

          Pursuant to the Agreement and Plan of Reorganization (as described herein), TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

12.	What percentage of shareholders’ votes is required to approve the Reorganization?

          Each whole share of TS&W International Equity Portfolio is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal requires the affirmative vote of a majority of the outstanding shares of TS&W International Equity Portfolio entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of TS&W International Equity Portfolio are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of TS&W International Equity Portfolio.

          In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.

          Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote.

          The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of TS&W International Equity Portfolio and its shareholders. Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed Reorganization.

PROPOSAL 1: APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

          If Proposal 1 is approved, TS&W International Equity Portfolio will be reorganized into the New Fund, as described above, and the New Fund will issue Class I shares to the TS&W International Equity Portfolio in amounts equal to the aggregate net asset value of the TS&W International Equity Portfolio.

          This section will help you compare the investment objectives, strategies and risks of TS&W International Equity Portfolio with those of the New Fund. As noted above, the Funds have substantially similar investment objectives, principal investment strategies and related risks. A comparison of the Funds’ fundamental investment policies appears later in this Prospectus/Proxy Statement.

          This section will also help you compare certain distribution arrangements of TS&W International Equity Portfolio with those of the New Fund.

TS&W International Equity Portfolio

Investment Objective

Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in equity securities of foreign companies representing at least three countries other than the United States. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. Thompson, Siegel & Walmsley LLC (“TS&W” or the “Adviser”) currently anticipates investing in at least 12 countries other than the United States. The Adviser will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. The Fund expects capital growth to be the predominant component of its total return.

Generally, the Fund will invest in equity securities of established companies listed on foreign securities exchanges, but it may also invest in securities traded over-the-counter. Although the Fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying size as measured by assets, sales or market capitalization. The Fund will invest primarily in securities of companies domiciled in developed countries, but may also invest in developing countries. The Fund may invest up to 10% of its assets in securities of companies in developing countries. It is expected that investments will be diversified throughout the world and within markets to minimize specific country and currency risks.

The Adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The initial universe consists of approximately 3,000 actively traded non-U.S. stocks. Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other international stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. From the model, approximately 300 stocks are identified for further research. These are the stocks that rank the highest on the basis of these four factors combined. TS&W

New Fund

Investment Objective

Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in equity securities of foreign companies representing at least three countries other than the United States. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. Thompson, Siegel & Walmsley LLC, the Fund’s sub-adviser (“TS&W” or the “Sub-Adviser”), currently anticipates investing in at least 12 countries other than the United States. The Sub-Adviser will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. The Fund expects capital growth to be the predominant component of its total return.

Generally, the Fund will invest in equity securities of established companies listed on foreign securities exchanges, but it may also invest in securities traded over-the-counter. Although the Fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying size as measured by assets, sales or market capitalization. The Fund will invest primarily in securities of companies domiciled in developed countries, but may also invest in developing countries. The Fund may invest up to 10% of its assets in securities of companies in developing countries. It is expected that investments will be diversified throughout the world and within markets in an effort to minimize specific country and currency risks.

The Sub-Adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The initial universe consists of approximately 3,000 actively traded non-U.S. stocks. Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other international stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. From the model, approximately 300 stocks are identified for further research. These are the stocks that rank generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also perform rigorous fundamental analysis, exploring numerous factors that may affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. A portfolio composed of 80-100 stocks is selected as a result of this process.

Established positions in the portfolio are ranked daily and are reviewed regularly in the same manner to re-examine their fundamental and valuation characteristics. The product team meets periodically to discuss each stock’s place in the portfolio. TS&W employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Principal Investment Risks

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its investment objective. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs provide an the highest on the basis of these four factors combined. TS&W generally limits its investment universe to those companies with a minimum of three years of operating history.

TS&W’s analysts also perform rigorous fundamental analysis, exploring numerous factors that may affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. A portfolio composed of 80-100 stocks is selected as a result of this process.

Established positions in the portfolio are ranked daily and are reviewed regularly in the same manner to re-examine their fundamental and valuation characteristics. The product team meets periodically to discuss each stock’s place in the portfolio. TS&W employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Principal Investment Risks

The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the Fund. You may lose money if you invest in this Fund.

•

Active Trading – Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•

Currency – When the Fund invests in securities denominated in foreign currencies, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. The Fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Geographic – To the extent the Fund invests a significant portion of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund will be more susceptible to negative events affecting those countries or that region, and could be more volatile than a more geographically diverse fund. Geographic risk is especially high in emerging markets.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Leveraging – The value of your investment may be more volatile if the Fund borrows or uses derivatives that have a leveraging effect on the Fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. The Fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•

Market – The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The Fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Other Investment Practices and Strategies	Other Investment Practices and Strategies

In addition to its principal investment strategies, the Fund may use the investment strategies described below. The Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and the Fund’s other investment practices and their risks, you should read the Fund’s SAI.

Derivatives
The Fund may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called “hedging”), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Short-Term Investing
The investments and strategies described in this prospectus are those that the Fund uses under normal circumstances. During unusual economic, market, political or other circumstances, the Fund may invest up to 100% of its assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund’s principal investment strategies, and may prevent the Fund from achieving its investment objectives. The Fund will use a temporary strategy if the Adviser believes that pursuing the Fund’s investment objective will subject it to a significant risk of loss. The Fund has a policy requiring it to invest at least 80% of its net assets in particular types of securities as described in the Fund’s principal investment strategy, and will not change this

The following provides additional information regarding the Funds’ strategies and investments.

Derivatives
TS&W may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments.

Short Term Investing
The Fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the Fund may do so without limit. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the Fund has any uninvested cash, the Fund would also be subject to risk with respect to the depository institution holding the cash.

policy without 60 days’ prior written notice to shareholders. In addition to the temporary defensive measures discussed above, the Fund may also temporarily deviate from this 80% policy in other limited, appropriate circumstances, such as if the Fund experiences large cash inflows or redemptions. When the Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

Other Distribution or Service Arrangements

Payment to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Other Distribution or Service Arrangements

Other Distribution or Service Arrangements

Transamerica Capital, Inc. (“TCI”), TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by the fund’s distributor, TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. These payments are not reflected in the fees and expenses tables included in the prospectus. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of Transamerica Funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, Transamerica Funds to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by TAM and TCI, and not the Transamerica Funds.

TCI (in connection with, or in addition to, wholesaling services), TAM, Transamerica Investment Management, Inc. (“TIM”) and other fund sub-advisers, directly or through TCI, out of their past profits and other available sources, provide cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who have sold shares of the funds or sell shares of other series of Transamerica Funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. Revenue sharing arrangements are separately negotiated. Revenue sharing is not an expense of the funds, is not reflected in the fees and expenses sections of this prospectus and does not change the price paid by investors for the purchase of a fund’s shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to Transamerica Funds and/or shareholders in Transamerica Funds,

including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a Transamerica fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated annual flat fee dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments to brokers and other financial intermediaries equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In 2009, TCI paid flat annual fees ranging from $1,500 to $520,800, which included at times a series of meetings and/or events of other broker-dealers and banks.

As of December 31, 2009, TCI had such revenue sharing arrangements with at least 23 brokers and other financial intermediaries, of which some of the more significant include: CUSO Financial Services, L.P; Compass Brokerage, Inc.; Hantz Financial Services, Inc.; US Bancorp Investments, Inc.; Suntrust Investments Services; CCO Investments Services Corp.; Transamerica Financial Advisors (formerly InterSecurities, Inc.); LPL Financial; World Financial Group; Raymond James Financial Services; Morgan Keegan; Ameriprise Financial Services, Inc.; Bank of America – Merrill Lynch; Citigroup-Morgan Stanley Smith Barney; NatCity Investments Inc.; PNC Investments; Raymond James and Associates; Raymond James Financial Services; UBS Financial Services; Wells Fargo Advisors, LLC (formerly Wachovia Securities); Prudential Financial; and UnionBanc Investment Services LLC. For the calendar year ended December 31, 2009, TCI paid or expects to pay approximately $6,394,904 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $3,500 to $127,379 for a total of $325,878 from the following financial services firms to participate in functions, events and meetings, among other things: Alliance Bernstein,

BlackRock, Clarion, Columbia Management Advisors, Evergreen, Federated, Jennison Associates, JP Morgan, Legg Mason, MFS Investment Management, NATIXIS, PIMCO, Schroeders, Transamerica Investment Management, Van Kampen Investments and Franklin Portfolio Associates.

In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)

Also, TAM pays, out of its own assets, financial intermediaries a “trail” fee for servicing and maintenance of accounts of Class T shareholders in Transamerica WMC Diversified Growth in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events. For example, representatives of TCI visit brokers and other financial intermediaries and their sales representatives on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars, meetings and conferences, entertainment and meals to the extent permitted by law.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates to the extent the payments result in more assets being invested in the funds on which fees are being charged.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Class I shares of the funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with Transamerica Funds on behalf of their customers. Transamerica Funds pays no compensation to such entities other than any applicable service and/or distribution fees. Service agents may impose additional or different conditions than Transamerica Funds on purchases, redemptions or exchanges of fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees or other amounts in connection with purchases, sales and redemptions of fund shares in addition to any fees charged by Transamerica Funds. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom Transamerica Funds may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize TAM’s investment advisory services or invest in the funds or in other products sponsored by TAM and its affiliates.

Information about Portfolio Holdings
The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund’s investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund’s assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundsholdings.com/tsw. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund’s portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund’s SAI for a full description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Disclosure of Portfolio Holdings: A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI. The Fund publishes its top ten holdings on the Transamerica Funds website at www.transamericafunds.com within two weeks after the end of each month. In addition, the Fund publishes all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

          Performance Information. The following bar charts provide some indication of the risks of investing in the Funds by showing the changes in TS&W International Equity Portfolio’s investment performance for each calendar year since inception.

Calendar Year Annual Returns
TS&W International Equity Portfolio

12/31/2000	-15.17%
12/31/2001	-21.75%
12/31/2002	-20.79%
12/31/2003	36.41%
12/31/2004	14.49%
12/31/2005	12.51%
12/31/2006	27.94%
12/31/2007	11.69%
12/31/2008	- 41.23%
12/31/2009	29.13%

The year to date return as of September 30, 2010 is 4.63%.
Best Quarter: 6/30/2009, 24.59%
Worst Quarter: 9/30/2002, -21.31%

          The following table compares TS&W International Equity Portfolio’s average annual total returns over time to those of the Morgan Stanley Capital International EAFE Index.

Average Annual Total Returns (For Periods Ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

TS&W International Equity Portfolio	1 Year	5 Years	10 Years

Fund Return Before Taxes	29.13%	4.06%	0.02%

Fund Return After Taxes on Distributions	28.56%	3.27%	-0.75%

Fund Return After Taxes on Distributions and Sale of Fund Shares	18.93%	3.76%	0.07%

Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%

OTHER COMPARISONS BETWEEN THE FUNDS

Investment Advisers, Sub-Adviser and Portfolio Manager.

          TS&W International Equity Portfolio. Thompson, Siegel & Walmsley LLC, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, serves as the Fund’s investment adviser. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees of TS&W International Equity Portfolio. As of September 30, 2010, TS&W had approximately $7.61 billion in assets under management. TS&W, an affiliate of Old Mutual (US) Holdings Inc. has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970. Old Mutual (US) Holdings Inc. is an indirectly-owned subsidiary of Old Mutual plc, a financial services company based in the United Kingdom.

          For its services, TS&W International Equity Portfolio pays TS&W an annual management fee equal to .65% of its average daily net assets. TS&W has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.75% of the average daily net assets of the Fund. TS&W intends to continue this fee reduction and expense reimbursements until further notice, but may discontinue it at any time.

          Brandon H. Harrell, CFA, Officer and International Portfolio Manager, is primarily responsible for managing the Fund. Mr. Harrell joined has over 23 years of investment experience. He joined TS&W in 1996 as a research analyst supporting domestic and international equity strategies and became lead portfolio manager of the TS&W International Equity Portfolio in 2005. Mr. Harrel holds a CFA designation. He received a B.A. in economics from Wake Forest University and an M.B.A. from George Mason University. The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of Fund shares.

          New Fund. Following the Reorganization, TAM will assume the role of the Fund’s investment adviser. TAM, located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. As of September 30, 2010, TAM had approximately $45.75 billion in assets under management. TAM renders “manager of managers” services for the Transamerica Asset Management Group by, among other things, hiring investment sub-advisers to furnish daily investment management services. TAM will enter into a sub-advisory agreement with TS&W pursuant to which TS&W will act as sub-adviser to the New Fund. For these sub-advisory services, TAM will pay TS&W an annual sub-advisory management fee of 0.40% of the New Fund’s assets up to $250 million of average daily net assets; 0.35 % of the next $250 million of average daily net assets; 0.325% the next $500 million of average daily net assets; and 0.30% of average daily net assets in excess of $1 billion, based on the New Fund’s average daily net assets. The sub-advisory management fee will be paid on a monthly basis by TAM and not by the New Fund.

          TAM and the registered funds that it manages, including the New Fund, have obtained an exemptive order (the “Order”) from the SEC permitting TAM, on behalf of the New Fund and subject to the approval of the Transamerica Funds Board, including a majority of the Board members who are not “interested persons” (as the term is defined in the 1940 Act) of Transamerica Funds, to hire or terminate unaffiliated sub-advisers and to modify any existing or future sub-advisory agreement with an unaffiliated sub-adviser without shareholder approval. The initial sole shareholder of the New Fund has approved the manager of managers arrangement.

          Unlike the current agreement for TS&W International Equity Portfolio, the Board of Transamerica Funds can terminate the sub-advisory agreement with TS&W and replace TS&W with another unaffiliated sub-adviser without shareholder approval under the terms of the Order. By approving the Reorganization, shareholders are agreeing to the terms and structure of the New Fund, including the terms and conditions of the Order.

          TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

          Effective as of the closing date of the Reorganization (the “Closing Date”), TAM contractually has agreed to limit the operating expenses of the New Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.15% for Class I shares through February 28, 2013. TAM will consider further reductions to these limits on an annual basis. TAM is entitled to reimbursement by the New Fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses.

          Mr. Harrell, the portfolio manager of the TS&W International Equity Portfolio, will act as portfolio manager of the New Fund.

          Trustees and Officers. The trustees and officers of the Trust (of which TS&W International Equity Portfolio is a series) are different from those of Transamerica Funds (of which the New Fund is a series). The following individuals comprise the Board of Trustees of the Trust: Robert Nesher (interested Trustee), William N. Doran (interested Trustee), Charles Carlbom, John K. Darr, Mitchell A Johnson, Betty L. Kirkorian, James M. Storey and George J. Sullivan.

          The following individuals comprise the Board of Trustees of Transamerica Funds: John K. Carter (interested Trustee), Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden, Patricia L. Sawyer and John W. Waechter.

          Independent Registered Public Accounting Firms (“Auditors”). TS&W International Equity Portfolio’s Auditor is PricewaterhouseCoopers LLP. The New Fund’s Auditor is Ernst & Young LLP.

          Other Service Providers. SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Trust. SEI Investments Distribution Co., an affiliate of the Administrator, serves as principal underwriter of the Trust. DST Systems, Inc. serves as the transfer agent to the Trust and Union Bank, NA serves as the Trust’s custodian.

          Transamerica Capital, Inc. (“TCI”), an affiliate of TAM, is the distributor for the New Fund. Transamerica Fund Services, Inc., an affiliate of TAM and TCI, serves as the administrator, transfer agent and bookkeeping and pricing agent for the New Fund. State Street Bank and Trust Company is custodian for the New Fund.

          Charter Documents. TS&W International Equity Portfolio is a series of a Massachusetts business trust. The New Fund is a series of a Delaware statutory trust. The Trust (of which TS&W International Equity Portfolio is a series) and Transamerica Funds (of which the New Fund is a series) are governed by their respective trust instruments, by-laws and applicable state law. Additional information about the trust instruments and by-laws of the Trust and Transamerica Funds is provided below.

          Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest of TS&W International Equity Portfolio. Shareholders have no preemptive rights.

          Transamerica Funds is authorized to issue an unlimited number of shares of beneficial interest of the New Fund, no par value, from an unlimited number of series of shares. Shares of each series of Transamerica Funds have no preemptive rights.

          Voting Rights. On each matter submitted to a vote of shareholders of TS&W International Equity Portfolio, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each share held (with proportional fractional votes for fractional shares). On any matter submitted to a vote of shareholders of Transamerica Funds, except when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only the shareholders of such series or classes shall be entitled to vote.

          Shareholder Meetings. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. As such, the Trust is not required to, and does not, have annual meetings. Nonetheless, the Board of Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Amended and Restated Agreement and Declaration of Trust and By-Laws of the Trust. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

          Shareholder Liability. Both the Trust and Transamerica Funds’ trust instruments disclaim shareholder liability for the debts, liabilities, obligations and expenses of the Trust or Transamerica Funds or any of their respective series and provide indemnification for all losses and expenses of any shareholder held liable for the obligations of TS&W International Equity Portfolio or the New Fund, respectively.

          Trustee Liability. Both the Trust and Transamerica Funds indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the Trust and Transamerica Funds do not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

          The foregoing is a very general summary of certain provisions of the trust instruments and by-laws governing the Funds. It is qualified in its entirety by reference to the respective trust instruments and by-laws.

Fundamental Investment Policies of the Funds

TS&W International Equity Portfolio and the New Fund have each adopted certain fundamental investment policies which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of the applicable Fund represented at the meeting, if at least 50% of all outstanding shares of the Fund are represented at the meeting, or (ii) 50% or more of the outstanding shares of the Fund entitled to vote at the meeting. The following table lists the fundamental investment policies for TS&W International Equity Portfolio and the New Fund.

    TS&W International Equity Portfolio
The Fund will not:

Diversification

Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply when the Fund is classified as a non-diversified series of an open- end investment company under the 1940 Act.

Borrowing

Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund’s prospectus and SAI as they may be amended from time to time.

Senior Securities	Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

Underwriting Securities	Underwrite securities of other issuers, except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

Real Estate

Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a Fund may invest in securities of issuers that deal or invest in real estate and (3) that a Fund may purchase securities secured by real estate or interests therein.

Making Loans

Make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund’s prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Concentration of Investments

Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Commodities

Purchase or sell commodities or contracts on commodities except that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

    New Fund
Diversification	The Fund shall be a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Borrowing	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	The Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Underwriting Securities

The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, the Fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

Real Estate

The Fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

Making Loans	The Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Concentration of Investments

The Fund may not “concentrate” its investments in a particular industry or group of industries except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Commodities

The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

          General. The shareholders of TS&W International Equity Portfolio are being asked to approve a Reorganization of TS&W International Equity Portfolio into the New Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

          The Reorganization is structured as a transfer of all the assets of TS&W International Equity Portfolio to the New Fund in exchange for the assumption by the New Fund of all the liabilities of TS&W International Equity Portfolio and for the issuance and delivery to TS&W International Equity Portfolio of Reorganization Shares equal in value to the aggregate net asset value of TS&W International Equity Portfolio.

          After receipt of the Reorganization Shares, TS&W International Equity Portfolio will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of TS&W International Equity Portfolio, and the legal existence of TS&W International Equity Portfolio as a series of the Trust will be terminated. Shareholders of TS&W International Equity Portfolio will receive the number of full and fractional shares of Class I of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their TS&W International Equity Portfolio shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by TS&W International Equity Portfolio.

          The Board of Trustees of the Trust has voted to approve the Agreement and to recommend that shareholders also approve the Agreement and the transactions it contemplates. Approval of the proposal requires the affirmative vote of a majority of the outstanding shares of TS&W International Equity Portfolio entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of TS&W International Equity Portfolio are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of TS&W International Equity Portfolio.

          Agreement Between TS&W and TAM Pursuant to the Agreement, TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

CONFLICTS OF INTEREST

The Reorganization is expected to benefit TAM and TS&W. TAM has engaged TS&W as the sub-adviser for the New Fund. TAM would benefit from the management fees it receives from the New Fund and from the addition of a fund with strong historical performance to the Transamerica family of funds, while TS&W would benefit from the sub-advisory fees it receives for managing the portfolio of the New Fund, and from Transamerica’s distribution capabilities which may result in asset growth over time.

TAM and TS&W have entered into an agreement under which TAM has agreed that, under certain circumstances, it (and not the New Fund) will pay to TS&W a specified amount if the TS&W sub-advisory agreement for the New Fund is terminated within a three-year period. TAM has also agreed, subject to its fiduciary duties as adviser to the New Fund, that it will not, for a three-year period, recommend the termination of the TS&W sub-advisory agreement without cause or the addition of an another sub-adviser unless the assets of the New Fund reach $5 billion or more. Neither the New Fund nor TS&W International Equity Portfolio is a party to the agreement, and the agreement is not binding upon the funds or the funds’ boards. However, these arrangements present certain conflicts of interest because TAM has a financial incentive to support the continuation of the TS&W sub-advisory agreement for as long as the arrangements remain in effect. The board of each Fund received information about the agreement in connection with its consideration of the Reorganization.

          Board’s Considerations Relating to the Proposed Reorganization.

          At a meeting held on November 9-10, 2010, the Board of Trustees of the Trust unanimously approved the terms and conditions of the Agreement.

          During the meeting, the Trustees, with the advice and assistance of counsel, reviewed and considered, among other things:

•	That TS&W will serve as the sub-adviser to the New Fund;

•	That TS&W International Equity Portfolio will not bear any costs associated with the Reorganization;

•

The same portfolio manager, using substantially the same investment strategies and portfolio management techniques used with respect to the TS&W International Equity Portfolio, will be responsible for the day-to-day investment management of the New Fund;

•

The New Fund will have the same investment objective and substantially similar principal investment policies as TS&W International Equity Portfolio, and the fundamental investment restrictions of the New Fund and TS&W International Equity Portfolio will be substantially similar;

•

Although the New Fund’s investment advisory fee will be higher, the pro forma overall gross and net expenses of the Class I shares of the New Fund, which shareholders of TS&W International Equity Portfolio will receive in the Reorganization, are lower than both the gross and net expenses of the current TS&W International Equity Portfolio shares;

•

TAM has agreed to cap the total expenses of Class I shares at 1.15%. Class I shares of the New Fund will carry no Rule 12b-1 distribution and service fees. TAM has contractually agreed to maintain this expense cap initially through February 28, 2013;

•

TS&W International Equity Portfolio could benefit from the potential long-term economies that may result from the consummation of the Reorganization and the fund’s inclusion in the larger Transamerica family of funds;

•

The exchange of TS&W International Equity Portfolio shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder;

•	The reputation, financial strength, resources and capabilities of TAM could benefit the New Fund;

•	The benefit of increased distribution capabilities available to the New Fund may result in asset growth over time and additional cost savings and scale advantages;

•	The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of TS&W International Equity Portfolio;

•	The current size ($72.3 million as of September 30, 2010) and limited prospects for future asset growth could impact the viability of the TS&W International Equity Portfolio; and

•	The TS&W International Equity Portfolio has not been able to attract sufficient assets so as to achieve desired economies of scale.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. Based on all of the foregoing, the Board concluded that TS&W International Equity Portfolio’s participation in the proposed Reorganization would be in the best interests of TS&W International Equity Portfolio and would not dilute the interests of TS&W International Equity Portfolio’s existing shareholders. The Board, including those Board members who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously recommends that shareholders of TS&W International Equity Portfolio approve the Agreement and the transactions it contemplates.

          Agreement and Plan of Reorganization. The proposed Reorganization will be governed by the Agreement, the form of which is attached as Appendix 1. The Agreement provides that TS&W International Equity Portfolio will transfer all of its assets to the New Fund solely in exchange for the issuance of full and fractional Reorganization Shares and the assumption of all TS&W International Equity Portfolio’s liabilities. The Reorganization Shares will be issued on or about March 1, 2011, or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

          TS&W International Equity Portfolio will transfer all of its assets to the New Fund, and in exchange, the New Fund will assume all liabilities of TS&W International Equity Portfolio and deliver to TS&W International Equity Portfolio the number of full and fractional Class I shares of the New Fund having an aggregate net asset value equal to the net asset value of the shares of TS&W International Equity Portfolio. On or as soon after the Closing Date as is possible (the “Liquidation Date”), TS&W International Equity Portfolio will distribute in complete liquidation of TS&W International Equity Portfolio, pro rata to its shareholders of record, all of the Reorganization Shares received by TS&W International Equity Portfolio. This distribution will be accomplished by the transfer of Reorganization Shares credited to the account of TS&W International Equity Portfolio on the books of the New Fund to open accounts on the share records of the New Fund in the name of TS&W International Equity Portfolio shareholders, and representing the respective pro rata number of Reorganization Shares due such shareholders. All issued and outstanding shares of TS&W International Equity Portfolio will simultaneously be canceled on the books of TS&W International Equity Portfolio. As a result of the proposed transaction, each TS&W International Equity Portfolio shareholder will receive a number of Reorganization Shares equal in value as of the Valuation Date to the value of TS&W International Equity Portfolio shares previously held by such shareholder.

          The consummation of the Reorganization is subject to the terms and conditions and on the representations and warranties set forth in the Agreement. The Agreement may be terminated by mutual agreement of the Trust on behalf of TS&W International Equity Portfolio and Transamerica Funds on behalf of the New Fund. In addition, either the Trust or Transamerica Funds may at its option terminate the Agreement at or before the Closing Date due to a determination by the Board of the Trust or the Board of Transamerica Funds that the consummation of the transactions contemplated therein is not in the best interests of TS&W International Equity Portfolio or the New Fund, respectively.

          Pursuant to the Agreement, TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

          Description of the Reorganization Shares. Reorganization Shares will be issued to TS&W International Equity Portfolio’s shareholders in accordance with the Agreement as described above. The Reorganization Shares will be Class I shares of the New Fund.

          Certain Federal Income Tax Consequences. It is a condition to each Fund’s obligation to consummate the Reorganization that the Funds receive a tax opinion from Bingham McCutchen LLP (which opinion will be based on certain factual representations and certain customary assumptions) substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules and court decisions, for federal income tax purposes:

(a)

The transfer of all the assets of TS&W International Equity Portfolio to the New Fund in exchange solely for Reorganization Shares and the assumption by the New Fund of all the liabilities of TS&W International Equity Portfolio followed by the pro rata distribution by TS&W International Equity Portfolio of all the Reorganization Shares to TS&W International Equity Portfolio shareholders in complete liquidation of TS&W International Equity Portfolio will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)

No gain or loss will be recognized by the New Fund upon the receipt of all the assets of TS&W International Equity Portfolio solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of TS&W International Equity Portfolio.

(c)

The basis in the hands of the New Fund of TS&W International Equity Portfolio’s assets transferred to the New Fund in the Reorganization will be the same as the basis of such assets to TS&W International Equity Portfolio immediately before the Reorganization, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by TS&W International Equity Portfolio upon the transfer.

(d)

The holding period of each such asset of TS&W International Equity Portfolio in the hands of the New Fund, other than any asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by TS&W International Equity Portfolio (except where investment activities of the New Fund have the effect of reducing or eliminating the holding period with respect to an asset).

(e)

No gain or loss will be recognized by TS&W International Equity Portfolio upon the transfer of all its assets to the New Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of TS&W International Equity Portfolio or upon the distribution of such Reorganization Shares by TS&W International Equity Portfolio to TS&W International Equity Portfolio’s shareholders in complete liquidation of TS&W International Equity Portfolio, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code.

(f)

No gain or loss will be recognized by TS&W International Equity Portfolio’s shareholders upon the exchange of their TS&W International Equity Portfolio shares solely for Reorganization Shares in the Reorganization.

(g)

The aggregate basis of the Reorganization Shares that each TS&W International Equity Portfolio shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her TS&W International Equity Portfolio shares exchanged therefore.

(h)

Each TS&W International Equity Portfolio shareholder’s holding period for his or her Reorganization Shares received in connection with the Reorganization will include the period during which he or she held the TS&W International Equity Portfolio shares exchanged therefore, provided that he or she held such TS&W International Equity Portfolio shares as capital assets on the date of the Reorganization.

(i)

The taxable year of TS&W International Equity Portfolio will not end as a result of the Reorganization. The part of the last taxable year of TS&W International Equity Portfolio beginning before the Reorganization will be included in the first taxable year of the New Fund ending after the Reorganization.

          Notwithstanding the above, no opinion will be expressed as to any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

          This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of federal, state, local, non-U.S. and other tax laws.

          Capitalization. The following table shows, as of November 12, 2010, the capitalization of each Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed Reorganization as of that date:

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
TS&W International Equity Portfolio	$75,850,941.73	$14.02	$5,409,450.451
New Fund	—	—	—
Class I
Pro Forma New Fund	$75,850,941.73	$14.02	$5,409,450.451
Class I

The Board of Trustees of the Trust, including the Disinterested Trustees, unanimously recommends approval of the Agreement and the transactions it contemplates.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

          General. Pursuant to the Agreement, TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

          In addition to solicitation by mail, certain officers and representatives of the Trust, officers, employees or agents of TS&W or TAM, and certain financial service firms and their representatives, who will receive no extra compensation for their services, may solicit voting instructions/proxies by telephone, telegram, telegraph or in person. In addition, a representative from [_______], a firm authorized by TAM to assist in the solicitation of proxies and voting instructions, may contact you to solicit your proxy by mail, by telephone or by internet. [  ] has been retained to assist in the solicitation of the proxies and it is estimated will receive approximately $[  ] for its services.

          As of November 23, 2010 (the “Record Date”), TS&W International Equity Portfolio had [____] shares outstanding.

          Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

          The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. As such, the Trust is not required to, and does not, have annual meetings. Nonetheless, the Board of Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Amended and Restated Agreement and Declaration of Trust and By-Laws of the Trust. Shareholders of TS&W International Equity Portfolio who wish to present a proposal for action at a future meeting should submit a written proposal to the Trust for inclusion in a future proxy statement. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

Other Matters to Come Before the Special Meeting

          The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

          A majority of the outstanding shares of TS&W International Equity Portfolio constitutes a quorum for the transaction of business. If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

Voting

Approval of the proposal requires the affirmative vote of a majority of the outstanding shares of TS&W International Equity Portfolio entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of TS&W International Equity Portfolio are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of TS&W International Equity Portfolio.

          Each valid proxy card received in time for the Special Meeting will be voted in accordance with the instructions on the proxy card as the persons named in the proxy card determine on such other business as may come before the Special Meeting.

          The Trust has also arranged to have votes recorded by telephone. Please have the proxy card in hand and call the number on the enclosed materials and follow the instructions. After a shareholder provides his or her voting instructions, those instructions are read back to the shareholder and the shareholder must confirm his or her voting instructions before disconnecting the telephone call. The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

          Shareholders may also vote over the Internet by following the instructions in the enclosed materials. Shareholders will be prompted to enter the control number on the enclosed proxy card. Follow the instructions on the screen, using the proxy ballot as a guide. The voting procedures used in connection with internet voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

          For the Reorganization proposal, to the extent not designated, the shares will be voted FOR approval of the Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust, (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

          In tallying votes, abstentions and broker non-votes (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power) will be counted for purposes of determining whether a quorum is present for purposes of convening the Special Meeting. Abstentions and broker non-votes will have the effect of being counted as votes against the Reorganization proposal.

[Share Ownership

          As of the Record Date, the officers and trustees of each of the Trust and Transamerica Funds as a group beneficially owned less than 1% of the outstanding shares of TS&W International Equity Portfolio. The following shareholders owned of record or beneficially 5% or more of the outstanding shares of TS&W International Equity Portfolio as of the Record Date:

Shareholder Name and Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization

          As of the date of this Prospectus/Proxy Statement, no shares of the New Fund have been issued.]

Appendix 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [   ] day of [   ], 20[   ], by and among Transamerica Funds, a Delaware statutory trust (the “Acquiring Trust”), with its principal place of business at 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of its series Transamerica TS&W International Equity (the “Acquiring Fund”), and The Advisors’ Inner Circle Fund, a Massachusetts business trust (the “Acquired Trust”), with its principal place of business at 101 Federal Street, Boston, Massachusetts 02110, on behalf of its series TS&W International Equity Portfolio (the “Acquired Fund”), and, solely for purposes of paragraphs 5.4, 5.11, 6.6 and 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”) and, solely for purposes of paragraphs 5.4 and 10.2, Thompson, Siegel & Walmsley LLC (“TS&W”).

          WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

          WHEREAS, the Acquiring Fund has been organized in order to continue the business and operations of the Acquired Fund;

          WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of the transactions described herein;

          WHEREAS, it is intended that, for United States federal income tax purposes (i) the transaction contemplated by this Agreement qualify as a “reorganization” under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368of the Code and Treasury Regulations Section 1.368-2(g);

          WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for (a) Class I shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), and (b) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, as set forth in paragraph 1.2, and (2) the subsequent distribution of the Acquiring Fund Shares (which shall then constitute all of the assets of the Acquired Fund) to the shareholders of the Acquired Fund in complete redemption of the undesignated shares of beneficial interest (which are all of the shares of beneficial interest) of the Acquired Fund (the “Acquired Fund Shares”) and the liquidation of the Acquired Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

          WHEREAS, the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction; and

          WHEREAS, the Board of Trustees of the Acquired Trust (the “Acquired Trust Board”) has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction;

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL OF THE ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Fund, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”).

     1.2 (a) The property and assets of the Acquired Trust attributable to the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, originals or copies of or access to all books and records of the Acquired Fund, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will promptly assign, convey, transfer and deliver to the Acquiring Trust, on behalf of the Acquiring Fund, any rights, stock dividends, cash dividends or other securities received by the Acquired Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Trust on behalf of the Acquiring Fund.

          (b) The Acquired Trust will, at least thirty (30) business days prior to the Closing Date, furnish the Acquiring Fund with a list of the then-held securities of the Acquired Fund, and shall identify any investments of the Acquired Fund being fair valued by the Acquired Fund or being valued based on broker-dealer quotes.

     1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities that are then due and payable prior to the Valuation Date.

     1.4 Immediately following the actions contemplated by paragraph 1.1, the Acquired Trust shall take such actions as may be necessary or appropriate to complete the liquidation of the Acquired Fund. To complete the liquidation, the Acquired Trust, on behalf of the Acquired Fund, shall (a) distribute to the shareholders of record of the Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Trust, on behalf of that Acquired Fund, pursuant to paragraph 1.1, in complete redemption of the Acquired Fund Shares, and (b) liquidate the Acquired Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished, with respect to the Acquired Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by the Acquired Fund Shareholders on the Closing Date. All issued Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund as maintained by the Acquiring Fund’s transfer agent.

     1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Trust, on behalf of the Acquired Fund. The Acquiring Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2. VALUATION

     2.1 The value of the Assets and the amount of the Liabilities of the Acquired Fund shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Trust Board, provided that: (i) prior to the Valuation Date, the Acquired Fund shall revise its valuation procedures to provide that 4:00 p.m., Eastern Time, currency exchange rates be used when converting foreign securities reported in local currency to U.S. dollars, and (ii) on the Valuation Date, the Acquired Fund shall employ the FT Interactive Data fair value model to fair value its foreign equity securities if the closing value of S&P 500 Index gains or loses 1.00% or more from the closing value of the index on the prior business day.

     2.2 The net asset value per share of the Acquiring Fund Shares of the Acquiring Fund shall be determined as of the time for calculation of the Acquiring Fund’s net asset value as set forth in the then-current prospectus for the Acquiring Fund on the Valuation Date, computed using the valuation procedures established by the Acquiring Trust Board.

3. CLOSING AND CLOSING DATE

     3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be March 1, 2011, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or such later time on that date as the Acquired Fund’s net asset value and/or the net asset value per share of the Acquiring Fund Shares is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts 02110, or at such other time and/or place as the parties may agree.

     3.2 At the Closing. the Acquired Trust shall direct Union Bank, N.A. (the “Acquired Fund Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Fund that the Acquired Fund Custodian maintains as custodian for the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for the accounts of the Acquiring Fund that the Acquiring Fund Custodian maintains as custodian for the Acquiring Fund. The Acquired Trust shall, within one business day after the Closing, deliver to the Acquiring Trust a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Acquired Trust shall direct DST Systems, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Trust, within one business day after the Closing, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of the outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. Within one business day after the Closing, the Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares of the appropriate class have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Acquiring Trust Board with respect to the Acquiring Fund and the Acquired Trust Board with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been fully disclosed to the Acquiring Trust in Schedule 4.1 of this Agreement, the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Trust and the Acquiring Fund as follows:

          (a) The Acquired Fund is duly established as a series of the Acquired Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as amended (the “Acquired Trust Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Trust. The Acquired Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

          (b) The Acquired Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

          (d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Trust) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

          (e) On the Closing Date, the Acquired Trust, on behalf of the Acquired Fund, will have good and marketable title to the Acquired Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, will not result, in a material violation of Massachusetts law or of the Acquired Trust Declaration or the by-laws of the Acquired Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

          (h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Trust’s knowledge, threatened against the Acquired Trust, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Acquired Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or the Acquired Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as at the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Trust) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

          (j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

          (k) All federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Trust’s knowledge, no such return is currently under audit and no outstanding assessment has been asserted with respect to such returns.

          (l) The Acquired Fund is a separate series of the Acquired Trust that is treated as a corporation separate from any and all other series of the Acquired Trust under Section 851(g) of the Code. At the end of its first taxable year following its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code, and the Acquired Fund is not liable for any such tax that has not been paid. There is no other tax liability (including any foreign, state, or local tax liability) except as accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.

          (m) All issued and outstanding Acquired Fund Shares of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund Shares of the Acquired Fund.

          (n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Trust Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

          (o) The information to be furnished by the Acquired Trust, on behalf of the Acquired Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transaction contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (p) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated herein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Trust, on behalf of the Acquiring Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder.

          (q) The Acquired Fund currently complies in all material respects with, and for the three (3) year period ending on the date of this Agreement, has complied in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act, the 1940 Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and for the three (3) year period ending on the date of this Agreement has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with, and for the three (3) year period ending on the date of this Agreement has complied in all material respects with, the applicable requirements of the 1933 Act, the 1940 Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquired Fund during the three (3) year period ending on the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under 1933 Act, the 1934 Act and the 1940 Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations promulgated thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading.

          (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Trust, any “affiliated person” of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of the Acquired Trust, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the 1940 Act.

          (s) There are no certificates representing ownership of Acquired Fund Shares currently outstanding.

     4.2 Except as has been fully disclosed to the Acquired Trust in Schedule 4.2 to this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Trust and the Acquired Fund as follows:

          (a) The Acquiring Fund is duly established as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Trust’s Declaration of Trust, as amended (the “Acquiring Trust Declaration”), to own all of the assets of the Acquiring Fund and to carry on its business contemplated by this Agreement. The Acquiring Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Trust. The Acquiring Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

          (b) The Acquiring Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

          (d) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Delaware law or the Acquiring Trust Declaration or the by-laws of the Acquiring Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Trust’s knowledge, threatened against the Acquiring Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or the Acquiring Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

          (f) The Acquiring Fund is a separate series of the Acquiring Trust that, immediately after the Reorganization, will be treated as a corporation separate from any and all other series of the Acquiring Trust under Section 851(g) of the Code.

          (g) On the Closing Date, all issued and outstanding Acquiring Fund Shares will be duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (h) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Trust Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

          (i) The information to be furnished by the Acquiring Trust, on behalf of the Acquiring Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transaction contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

          (j) The Acquiring Fund currently has no assets or liabilities and has carried on no business activities prior to the date first shown above. Prior to the Closing Date, the Acquiring Fund will not have any assets or liabilities or have carried on any business activities.

          (k) The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, will not have carried on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of operations). It has not yet filed its first U.S. federal income tax return and, thus, has not elected to be treated as a “regulated investment company” for U.S. federal income tax purposes. For the taxable year that includes the Closing Date and for subsequent taxable periods, the Acquiring Trust reasonably expects that the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its Federal income tax under Section 852 of the Code.

          (l) The Post-Effective Amendments (as defined in paragraph 5.10) to be filed by the Acquiring Trust, insofar as they relate to the Acquiring Fund, pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the 1933 Act and the 1940 Act and the rules and regulations thereunder.

          (m) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquiring Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

          (n) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Trust, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of the Acquiring Trust, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the 1940 Act.

5. COVENANTS

     The Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

     5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

     5.2 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.3 The Acquired Trust, on behalf of the Acquired Fund, will assist the Acquiring Trust in obtaining such information as the Acquiring Trust reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.4 Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, the Acquired Trust, on behalf of the Acquired Fund, TAM, and TS&W, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5 Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transaction contemplated by this Agreement as promptly as practicable.

     5.6 The Acquired Trust, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Trust’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

     5.7 The Acquiring Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

     5.8 The Acquired Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.9 The Acquiring Trust, on behalf of the Acquiring Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Trust, on behalf of the Acquired Fund, will provide to the Acquiring Trust such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

     5.10 The Acquiring Trust, on behalf of the Acquiring Fund, shall prepare and file one or more post-effective amendments to its registration statement on Form N-1A (the “Post-Effective Amendments”) to become effective on or before the Closing Date to register Acquiring Fund Shares under the 1933 Act and the 1940 Act.

     5.11 From the Closing Date through February 28, 2013, TAM agrees to waive fees or reimburse expenses of Class I shares of the Acquiring Fund so that total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other extraordinary expenses as determined under generally accepted accounting principles) for Class I shares of the Acquiring Fund do not exceed 1.15%. TAM is entitled to reimbursement by the Acquiring Fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized operating expenses, excluding extraordinary expenses, for Class I shares of the Acquiring Fund are less than 1.15%.

     5.12 The Acquiring Trust, on behalf of the Acquiring Fund, agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Trust’s current and former Trustees and officers, acting in their capacities as such, under the Acquired Trust’s Declaration of Trust and Bylaws as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund, its successors or assigns.

     5.13 For the period beginning at the Closing Date and ending no less than six years thereafter, the Acquired Trust shall provide or cause to be provided “run-off” directors and officers errors and omissions insurance policy(ies) which cover(s) the present and former Trustees and officers of the of the Acquired Trust, with respect to the Acquired Fund.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Trust, on behalf of the Acquired Fund, to consummate the Reorganization shall be subject, at the Acquired Trust’s election, to the following conditions with respect to the Acquired Fund:

     6.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     6.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

     6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities of the Acquired Fund and all such other agreements and instruments as the Acquired Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Trust’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

     6.4 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Trust, on behalf of the Acquiring Fund, by the Acquiring Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Trust shall reasonably request.

     6.5 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     6.6 Prior to the Closing Date, TAM, as the sole initial shareholder of the Acquiring Fund, shall have, among other things, approved (i) the Investment Advisory Agreement between the Acquiring Trust, on behalf of the Acquiring Fund, and TAM, (ii) the Investment Sub-Advisory Agreement between TAM and TS&W and (iii) the Acquiring Fund’s adoption of a “manager of managers” structure, pursuant to which the Acquiring Fund’s investment adviser is authorized to enter into and amend contracts with investment sub-advisers without the prior approval of the Acquiring Fund’s shareholders, in the manner contemplated by the order of the Commission granting the Acquiring Fund and its investment adviser exemptive relief from Section 15(a) of the 1940 Act and Rule 18f-2 thereunder (1940 Act Rel. No. 23379).

     6.7 The tax representation certificate delivered by the Acquiring Trust, on behalf of the Acquiring Fund, to Bingham McCutchen LLP at the Closing pursuant to paragraph 8.5 hereof shall not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the Reorganization shall be subject, at the Acquiring Trust’s election, to the following conditions with respect to the Acquiring Fund:

     7.1 All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2 The Acquired Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Trust, on behalf of the Acquired Fund, on or before the Closing Date.

     7.3 The Acquired Trust shall have delivered to the Acquiring Trust, on behalf of the Acquiring Fund, a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Trust on behalf of the Acquired Fund. The Acquired Trust, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

     7.4 The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in the name of the Acquired Trust, on behalf of the Acquired Fund, by the Acquired Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Trust shall reasonably request.

     7.5 The Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     7.6 The tax representation certificate delivered by the Acquired Trust, on behalf of the Acquired Fund, to Bingham McCutchen LLP pursuant to paragraph 8.5 shall not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the Acquired Fund or Acquiring Fund, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.5) refuse to consummate the transactions contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Trust Declaration, the by-laws of the Acquired Trust, and Massachusetts law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Acquired Trust may waive the condition set forth in this paragraph 8.1.

     8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Trust, with respect to the Acquired Fund, or the Acquiring Trust, with respect to the Acquiring Fund, from completing the transactions contemplated by this Agreement.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Trust or the Acquired Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending. The Post-Effective Amendments shall have become effective, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

     8.5 The parties shall have received the opinion of Bingham McCutchen LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Trust, on behalf of the Acquired Fund, the Acquiring Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes: (i) the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund; (iii) the basis in the hands of the Acquiring Fund of the Assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; (iv) the holding period of each such Asset in the hands of the Acquiring Fund, other than any Asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of its Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in complete liquidation except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares of the Acquiring Fund as part of the Reorganization; (vii) the aggregate basis of the Acquiring Fund Shares that the Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund Shareholder’s holding period for his or her Acquiring Fund Shares received in the Reorganization will include the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets on the date of the exchange; and (ix) the taxable year of the Acquired Fund will not end as a result of the Reorganization, and the part of the last taxable year of the Acquired Fund beginning before the Reorganization will be included in the first taxable year of the Acquiring Fund ending after the Reorganization. The delivery of such opinion is conditioned upon the receipt by Bingham McCutchen LLP of ordinary and customary representations it shall request of the Acquiring Trust and the Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Acquired Trust may waive the condition set forth in this paragraph 8.5.

     8.6 The Acquiring Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Trust, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Trust is a business trust validly existing under the laws of the Commonwealth of Massachusetts; (b) the Acquired Trust, with respect to the Acquired Fund, has the power as a business trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable against the Acquired Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Trust Declaration or the by-laws of the Acquired Trust. Such opinion may state that it is solely for the benefit of the Acquiring Trust and the Acquiring Trust Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     8.7 The Acquired Trust, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of Bingham McCutchen LLP, in a form reasonably satisfactory to the Acquired Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Trust, on behalf of the Acquiring Fund and its authorized officers: (a) the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Trust, with respect to the Acquiring Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Trust Declaration or the by-laws of the Acquiring Trust. Such opinion may state that it is solely for the benefit of the Acquired Trust and the Acquired Trust Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Bingham McCutchen LLP appropriate to render the opinions expressed therein.

     8.8 The Acquired Trust, on behalf of the Acquired Fund, shall have completed to its satisfaction its review of the Acquiring Fund’s books and records.

     8.9 The Acquiring Trust, on behalf of the Acquiring Fund, shall have completed to its satisfaction its review of the Acquired Fund’s books and records.

9. INDEMNIFICATION

     9.1 The Acquiring Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquired Trust and the members of the Acquired Trust Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Trust or the members of the Acquiring Trust Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

     9.2 The Acquired Trust, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Trust and the members of the Acquiring Trust Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Trust or the members of the Acquired Trust Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

     10.1 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 TAM or an affiliate and TS&W or an affiliate will each be responsible for one-half of the expenses incurred in connection with the Reorganization (including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization). Notwithstanding the foregoing, (1) TAM or an affiliate shall be liable, subject to a maximum amount of $16,667, for no more than one-third of the fee charged to the Acquired Fund in connection with the Acquired Fund’s termination of the Administration Agreement dated November 14, 1991 and restated as of November 12, 2002 between the Acquired Trust, on behalf of the Acquired Fund, and SEI Global Funds Services, and (2) TS&W or an affiliate shall be liable for all other fees incurred by the Acquired Fund in connection with the Acquired Fund’s termination of any agreement in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Acquiring Trust and the Acquired Trust agree that neither party has made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The covenants to be performed after the Closing by both the Acquiring Trust and the Acquired Trust, and the obligations of the Acquiring Trust, on behalf of the Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

     12.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) in the event of a breach by the other party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days.

(b) by resolution of the Acquiring Trust Board if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund; or

(c) by resolution of the Acquired Trust Board if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund.

     12.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund, or the trustees or officers of the Acquiring Trust or the Acquired Trust. In the event of a termination under (a) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Trust or the Acquired Trust, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15. PUBLICITY; CONFIDENTIALITY

15.1 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent any party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

15.2 The parties, TAM and TS&W (for purposes of this paragraph 15.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such Protected Person; (iv) if it was already known to such Protected Person on a non-confidential basis on the date of receipt;

(v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such Protected Person; (iii) if it was already known to such Protected Person on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

     16.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     16.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the Commonwealth of Massachusetts.

     16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     16.5 The Acquired Trust Declaration is on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the Acquired Trust Declaration, the obligations of the Acquired Trust with respect to the Acquired Fund entered into in the name or on behalf of the Acquired Trust by any of its trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, officers, employees, agents or shareholders of the Acquired Trust personally, but bind only the assets of the Acquired Trust belonging to the Acquired Fund, and all persons dealing with any series or funds of the Acquired Trust must look solely to the assets of the Acquired Trust belonging to such series or fund for the enforcement of any claims against the Acquired Trust.

[Rest of page intentionally left blank]

          IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA FUNDS,
on behalf of its series Transamerica TS&W International Equity

By:

Name:

Title:

THE ADVISORS’ INNER CIRCLE FUND,
on behalf of its series TS&W International Equity Portfolio

By:

Name:

Title:

Solely for purposes of paragraphs 5.4, 5.11, 6.6 and 10.2 of the Agreement:
TRANSAMERICA ASSET MANAGEMENT, INC.

By:

Name:

Title:

Solely for purposes of paragraphs 5.4 and 10.2 of the Agreement:
THOMPSON, SIEGEL & WALMSLEY LLC

By:

Name:

Title:

SCHEDULE 4.1

SCHEDULE 4.2

TRANSAMERICA FUNDS

TRANSAMERICA TS&W INTERNATIONAL EQUITY

Relating to the Acquisition of the Assets and Liabilities of
TS&W International Equity Portfolio

570 Carillon Parkway
St. Petersburg, Florida 33716
(Toll free) 1-888-233-4339

STATEMENT OF ADDITIONAL INFORMATION

[     ], 2010

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated [     ], 2010 (the “Prospectus/Proxy Statement”), which relates to the shares of Transamerica TS&W International Equity (the “New Fund”), a newly created series of Transamerica Funds, to be issued in exchange for shares of the TS&W International Equity Portfolio, a series portfolio of The Advisors’ Inner Circle Fund. At a Special Meeting of Shareholders of TS&W International Equity Portfolio to be held on February 16, 2011 at 10:00 a.m. Eastern Time, shareholders of TS&W International Equity Portfolio will be asked to approve the reorganization of TS&W International Equity Portfolio into the New Fund, as described in the Prospectus/Proxy Statement (the “Reorganization”).

          Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

          To obtain a copy of the Prospectus/Proxy Statement, free of charge, please write to the New Fund at the address shown above or call the number shown above.

          This Statement of Additional Information consists of this cover page and the documents listed below, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

          The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for TS&W International Equity Portfolio are contained in its Annual Report for the fiscal year ended October 31, 2009 and its Semi-Annual Report for the fiscal period ended April 30, 2010, which are incorporated herein by reference only insofar as they relate to TS&W International Equity Portfolio. No other parts of the Annual or Semi-Annual Report are incorporated by reference herein.

          The New Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of TS&W International Equity Portfolio. For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

DOCUMENTS INCORPORATED BY REFERENCE

1.	The New Fund’s Statement of Additional Information, dated ______ (File Nos. 033-02659; 811-04556), as filed with the SEC on ____(Accession No. _______) is incorporated herein by reference.
2.

TS&W International Equity Portfolio’s Prospectus and Statement of Additional Information, dated March 1, 2010 (File Nos. 033-42484; 811-06400), as filed with the SEC on March 1, 2010 (Accession No. 0001135428-10-000062) are incorporated herein by reference.

3.

TS&W International Equity Portfolio’s Prospectus Supplement, dated July 13, 2010 (File Nos. 033-42484; 811-06400), as filed with the SEC on July 13, 2010 (Accession No. 0001135428-10-000255) is incorporated herein by reference.

4.

TS&W International Equity Portfolio’s Annual Report for the fiscal year ended October 31, 2009 (File Nos. 033-42484; 811-06400), as filed with the SEC on January 5, 2010 (Accession No. 0000950123-09-000363) is incorporated herein by reference.

5.

TS&W International Equity Portfolio’s Semi-Annual Report for the fiscal period ended April 30, 2010 (File Nos. 033-42484; 811-06400), as filed with the SEC on July 2, 2010 (Accession No. 0000950123-10-063422) is incorporated herein by reference.

Please retain this Statement of Additional Information for further reference.

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 15. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification may be against public policy as expressed in the 1933 Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust (f)

(2)	By-laws (f)

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization (k)

(5)	Not Applicable

(6)	Investment Advisory Agreement

	(6)(1)	Transamerica TS&W International Equity (to be filed by amendment)

Investment Sub-Advisory Agreement

	(6)(2)	Transamerica TS&W International Equity (to be filed by amendment)

(7)	(1)	Underwriting Agreement (f)

		(7)(1)(i)	Amended Schedule I dated September 30, 2010 (j)

		(7)(1)(ii)	Amended Schedule I dated ___ (to be filed by amendment)

	(2)	Dealer’s Sales Agreement (h)

	(3)	Service Agreement (c)

	(4)	Wholesaler’s Agreement (b)

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010 (i)

(9)	Custody Agreement (e)

	(9) (i)	Amended Fee Schedule dated February 1, 2008 (g)

(10)	(1)	Amended and Restated Plan of Distribution under Rule 12b-1 (f)

		(10)(1)(i)	Amended Schedule A dated September 30, 2010 (j)

		(10)(1)(ii)	Amended Schedule A dated ___ (to be filed by amendment)

	(2)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (j)

		(10)(2)(i)	Amended Schedule A dated September 30, 2010 (j)

		(10)(3)(ii)	Amended Schedule A dated ___ (to be filed by amendment)

(11)	Opinions and consents of counsel as to the legality of the securities being registered (filed herein)

(12)	Form of opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14 (filed herein)

(13)	(1)	Transfer Agency Agreement (a)

		(13)(1)(i)	Amended Fee Schedule dated July 1, 2010 (j)

	(2)	Administrative Services Agreement dated July 15, 2010 (j)

		(13)(2)(i)	Amended Schedule A dated ___ (to be filed by amendment)

	(3)	Expense Limitation Agreement (d)

		(13)(3)(i)	Amended Schedules A and B dated September 30, 2010 (j)

		(13)(3)(ii)	Amended Schedules A and B dated ___ (to be filed by amendment)

(14)	Consent of Independent Registered Certified Public Accounting Firm (filed herein)

(15)	Not applicable

(16)	Powers of Attorney (filed herein)

(17)	(1)	Code of Ethics — Joint Transamerica Funds and Transamerica Asset Management, Inc. (f)

	(2)	Code of Ethics — Thompson, Siegel & Walmsley LLC (to be filed by amendment)

	(3)	Form of Proxy Card (filed herein)

All exhibits filed previously are herein incorporated by reference

(a)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).

(b)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).

(c)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).

(d)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).

(e)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).

(f)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).

(g)	Filed previously with Post-Effective Amendment No. 95 to Registrant Statement on February 27, 2009 (File No. 033-02659).

(h)	Filed previously with Post-Effective Amendment No. 106 to Registrant Statement on November 30, 2009 (File No. 033-02659).

(i)	Filed previously with Post-Effective Amendment No. 108 to Registrant Statement on February 26, 2010 (File No. 033-02659).

(j)	Filed previously with Post-Effective Amendment No. 113 to Registrant Statement on September 30, 2010 (File No. 033-02659).

(k)	Filed with Part A to the Registration Statement on Form N-14.

Item 17. Undertakings

1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned registrant undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and State of Florida, on the 15th day of November, 2010.

TRANSAMERICA FUNDS, on behalf of its series:
Transamerica TS&W International Equity

By:	/s/ John K. Carter

John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 15th day of November, 2010:

/s/ John K. Carter	Chairperson, Trustee, President and	November 15, 2010

John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	November 15, 2010

Sandra N. Bane*

/s/ Leo J. Hill	Trustee	November 15, 2010

Leo J. Hill*

/s/ David W. Jennings	Trustee	November 15, 2010

David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	November 15, 2010

Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	November 15, 2010

Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	November 15, 2010

Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	November 15, 2010

Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	November 15, 2010

Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	November 15, 2010

John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	November 15, 2010

Robert A. DeVault, Jr.

/s/ Dennis P. Gallagher	November 15, 2010

* By: Dennis P. Gallagher**
** Attorney-in-fact pursuant to powers of attorney filed herein.

Exhibits Filed With
Form N-14
Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Opinion and Consent of counsel as to the legality of the securities being registered

(12)	Form of opinion and consent of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14

(14)	Consent of Independent Registered Certified Public Accounting Firm

(16)	Powers of Attorney

(17)(3)	Form of Proxy Card